                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number: _______
        This Amendment (Check only one):       [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Claymore Advisors, LLC
Address: 2455 Corporate West Drive
         Lisle, IL 60532

Form 13F File Number:  28-11097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements and schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Anne S. Kochevar
Title:   Chief Compliance Officer
Phone:   630-505-3700

     /s/ Anne S. Kochevar              Lisle, Illinois           August 1, 2005
-----------------------------   -----------------------------   ----------------
         [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name

28-06700                   Dreman Value Management, LLC
28-04041                   Thompson, Siegel & Walmsley, Inc.
28-10986                   Madison Asset Management, LLC
28-05030                   Fiduciary Asset Management, LLC
28-05049                   Advent Capital Management, LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         27

Form 13F Information Value Total:               14,221.65 (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

FORM 13F - INFORMATION TABLE                                           6/30/2005

------------------------------------------------------------------------------------------------------------------------------------
                                                       Market
                                          CUSIP        Value                                 Investment  Other
Name of Issuer            Title of Class  Number     (x$1,000)    Amount & Type of Security  Discretion Managers  Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                Shares or SH(Shares) or        Sole,
                                                                Princial  PRN(Principal Put/  Defined
                                                                  Amount    Account)    Call  or Other            Sole Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Smith A O                      COM        831865209 $    389.70   14,590        SH             Sole                           14,590
Apache Corp.                   COM        037411105 $    325.26    5,035        SH             Sole                            5,035
Bausch & Lomb Inc.             COM        071707103 $    618.43    7,451        SH             Sole                            7,451
Burlington Res. Inc.           COM        122014103 $    678.35   12,280        SH             Sole                           12,280
Boyd Gaming Corp               COM        103304101 $    415.18    8,120        SH             Sole                            8,120
Chubb Corp.                    COM        171232101 $    546.19    6,380        SH             Sole                            6,380
Rockwell Collins Inc.          COM        774341101 $    442.95    9,290        SH             Sole                            9,290
Centex Corp.                   COM        152312104 $    399.99    5,660        SH             Sole                            5,660
Diageo PLC                 SPON ADR NEW   25243Q205 $    441.79    7,450        SH             Sole                            7,450
Quest Diagnostics Inc.         COM        74834L100 $    573.45   10,765        SH             Sole                           10,765
Genentech Inc.               COM NEW      368710406 $    387.35    4,825        SH             Sole                            4,825
Fortune Brands Inc.            COM        349631101 $    621.87    7,003        SH             Sole                            7,003
Florida Rock Inds. Inc.        COM        341140101 $    528.85    7,210        SH             Sole                            7,210
Gilead Sciences Inc.           COM        375558103 $    391.95    8,910        SH             Sole                            8,910
General Maritime               SHS        Y2692M103 $    496.08   11,700        SH             Sole                           11,700
Global Pmts Inc.               COM        37940X102 $    465.11    6,860        SH             Sole                            6,860
Harman Intl. Inds. Inc.        COM        413086109 $    405.99    4,990        SH             Sole                            4,990
International Rectifier
 Corp.                         COM        460254105 $    451.20    9,455        SH             Sole                            9,455
Nordstrom Inc.                 COM        655664100 $    629.74    9,265        SH             Sole                            9,265
Pentair Inc.                   COM        709631105 $    511.15   11,940        SH             Sole                           11,940
Roper Inds. Inc.               COM        776696106 $    472.83    6,625        SH             Sole                            6,625
Sears Holdings                 COM        812350106 $  1,243.17    8,295        SH             Sole                            8,295
Surmodics Inc.                 COM        868873100 $    447.15   10,310        SH             Sole                           10,310
Sunoco                         COM        86764P109 $    686.63    6,040        SH             Sole                            6,040
UnitedHealth Group             COM        91324P102 $    623.86   11,965        SH             Sole                           11,965
Valero Energy Corp.            COM        91913Y100 $    505.51    6,390        SH             Sole                            6,390
Watts Water Technologies       CLA        942749102 $    521.94   15,585        SH             Sole                           15,585
                                            TOTAL   $ 14,221.65